Quarterly Report
March 31, 2021
MFS®  Institutional
International Equity Fund
IIE-Q3

Portfolio of Investments
3/31/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.9%
Aerospace – 1.2%
MTU Aero Engines Holding AG	279,140	$65,698,639
Rolls-Royce Holdings PLC (a)	56,529,730	82,062,277
		$147,760,916
Airlines – 1.2%
Ryanair Holdings PLC, ADR (a)	1,271,724	$146,248,260
Alcoholic Beverages – 4.2%
Ambev S.A., ADR	12,561,233	$34,417,778
Carlsberg Group	573,305	88,084,665
Diageo PLC	4,524,284	186,460,436
Pernod Ricard S.A.	1,049,564	196,993,336
		$505,956,215
Apparel Manufacturers – 3.6%
Compagnie Financiere Richemont S.A.	1,517,116	$145,652,125
LVMH Moet Hennessy Louis Vuitton SE	436,761	290,974,929
		$436,627,054
Automotive – 2.1%
Compagnie Generale des Etablissements Michelin SCA	365,046	$54,645,618
DENSO Corp.	1,496,000	99,860,841
Koito Manufacturing Co. Ltd.	1,399,100	94,326,909
		$248,833,368
Brokerage & Asset Managers – 1.5%
Deutsche Boerse AG	1,109,762	$184,410,918
Business Services – 6.6%
Capgemini	1,261,033	$214,575,827
Compass Group PLC (a)	6,835,779	137,728,911
Experian PLC	4,442,602	152,930,542
Randstad Holding N.V.	1,795,090	126,264,022
Tata Consultancy Services Ltd.	3,807,059	165,471,781
		$796,971,083
Computer Software – 3.9%
Check Point Software Technologies Ltd. (a)	1,170,092	$131,015,201
Dassault Systemes S.A.	392,641	83,986,100
SAP SE	2,055,245	251,671,605
		$466,672,906
Computer Software - Systems – 3.0%
Amadeus IT Group S.A. (a)	1,940,453	$137,398,872
Hitachi Ltd.	4,989,000	226,632,874
		$364,031,746
Conglomerates – 0.6%
Smiths Group PLC	3,584,618	$75,979,474
Consumer Products – 5.3%
Beiersdorf AG	1,861,073	$196,641,478
Essity AB (l)	2,880,344	90,993,469
Kose Corp.	511,800	72,518,468
L’Oréal S.A.	363,919	139,467,722

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – continued
Reckitt Benckiser Group PLC	1,456,421	$130,468,274
		$630,089,411
Electrical Equipment – 4.2%
Legrand S.A.	1,235,011	$114,878,951
Schneider Electric SE	2,522,292	385,265,415
		$500,144,366
Electronics – 4.9%
Hoya Corp.	1,946,900	$229,307,525
Kyocera Corp.	2,214,800	141,018,579
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,855,187	219,431,518
		$589,757,622
Energy - Integrated – 1.8%
Eni S.p.A.	5,801,136	$71,390,601
Galp Energia SGPS S.A.	6,887,311	80,121,357
Suncor Energy, Inc.	3,122,505	65,272,703
		$216,784,661
Food & Beverages – 4.3%
Danone S.A.	1,243,911	$85,335,965
Nestle S.A.	3,859,651	430,170,488
		$515,506,453
Food & Drug Stores – 0.9%
Tesco PLC	34,902,038	$110,113,352
Insurance – 4.6%
AIA Group Ltd.	27,330,289	$332,486,682
Intact Financial Corp.	459,819	56,347,677
Zurich Insurance Group AG	392,437	167,496,255
		$556,330,614
Internet – 1.3%
NetEase, Inc.	2,434,000	$50,304,655
Tencent Holdings Ltd.	1,323,900	104,372,270
		$154,676,925
Machinery & Tools – 4.6%
Daikin Industries Ltd.	1,207,800	$244,552,599
Kubota Corp.	8,714,300	198,993,701
SMC Corp.	192,800	112,489,798
		$556,036,098
Major Banks – 3.3%
DBS Group Holdings Ltd.	6,253,251	$134,894,710
Toronto-Dominion Bank	858,109	55,964,521
UBS Group AG	13,054,107	202,133,901
		$392,993,132
Medical Equipment – 6.6%
EssilorLuxottica	868,547	$141,424,984
Koninklijke Philips N.V.	3,629,956	207,202,147
Olympus Corp.	8,539,900	177,154,989
QIAGEN N.V. (a)	2,089,018	101,102,893
Terumo Corp.	4,698,200	170,304,110
		$797,189,123

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Metals & Mining – 1.1%
Rio Tinto PLC	1,711,642	$130,961,668
Natural Gas - Distribution – 0.9%
ENGIE S.A.	7,693,536	$109,213,849
Other Banks & Diversified Financials – 5.5%
HDFC Bank Ltd. (a)	2,576,314	$52,430,421
Housing Development Finance Corp. Ltd.	3,330,290	114,206,349
ING Groep N.V.	12,953,064	158,462,688
Intesa Sanpaolo S.p.A.	46,081,799	124,859,712
Julius Baer Group Ltd.	1,577,415	100,871,779
KBC Group N.V.	1,539,998	111,969,252
		$662,800,201
Pharmaceuticals – 9.0%
Bayer AG	2,698,099	$170,732,717
Merck KGaA	1,001,049	171,159,020
Novartis AG	2,058,237	175,891,448
Novo Nordisk A.S., “B”	3,221,098	218,226,755
Roche Holding AG	1,052,608	340,177,870
		$1,076,187,810
Printing & Publishing – 1.8%
RELX PLC	2,631,004	$65,976,988
RELX PLC	4,589,590	115,286,986
Wolters Kluwer N.V.	450,549	39,161,956
		$220,425,930
Railroad & Shipping – 2.1%
Canadian National Railway Co.	2,145,143	$248,793,685
Restaurants – 0.9%
Yum China Holdings, Inc.	1,720,103	$101,847,299
Specialty Chemicals – 7.1%
Akzo Nobel N.V.	1,686,431	$188,433,127
L'Air Liquide S.A.	2,037,154	332,783,594
Linde PLC	515,247	144,350,586
Shin-Etsu Chemical Co. Ltd.	471,400	79,650,347
Sika AG	396,184	113,177,464
		$858,395,118
Tobacco – 0.8%
Japan Tobacco, Inc.	4,679,700	$89,989,992
Total Common Stocks		$11,891,729,249
Investment Companies (h) – 0.7%
Money Market Funds – 0.7%
MFS Institutional Money Market Portfolio, 0.05% (v)	80,088,942	$80,088,942
Collateral for Securities Loaned – 0.2%
JPMorgan U.S. Government Money Market Fund, 0.04% (j)	28,516,013	$28,516,013

Other Assets, Less Liabilities – 0.2%		24,949,360
Net Assets – 100.0%		$12,025,283,564
(a)	Non-income producing security.

Portfolio of Investments (unaudited) – continued
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $80,088,942 and $11,920,245,262, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/21 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
France	$2,149,546,290	$—	$—	$2,149,546,290
Japan	—	1,936,800,732	—	1,936,800,732
Switzerland	1,675,571,330	—	—	1,675,571,330
United Kingdom	1,187,968,908	—	—	1,187,968,908
Germany	1,141,417,270	—	—	1,141,417,270
Netherlands	719,523,940	—	—	719,523,940
Canada	426,378,586	—	—	426,378,586
Hong Kong	—	332,486,682	—	332,486,682
India	165,471,781	166,636,770	—	332,108,551
Other Countries	1,700,355,325	289,571,635	—	1,989,926,960
Mutual Funds	108,604,955	—	—	108,604,955
Total	$9,274,838,385	$2,725,495,819	$—	$12,000,334,204
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$37,287,276	$1,382,741,375	$1,339,931,498	$(8,211)	$—	$80,088,942
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$54,620	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2021, are as follows:
France	17.9%
Japan	16.1%
Switzerland	13.9%
United Kingdom	9.9%
Germany	9.5%
Netherlands	6.0%
Canada	3.5%
Hong Kong	2.8%
India	2.8%
Other Countries	17.6%
(4) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.